Redeemable Convertible Preferred Stock - Summary of Assumptions Used in Determining the Fair Value of Preferred Stock Warrants (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Risk-free interest rate	1.20%	1.80%	2.00%
Expected volatility	57.70%	58.70%	69.00%
Expected term (in years)	4 years 9 months 18 days	5 years 2 months 12 days	6 years 2 months 12 days
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Risk-free interest rate	1.40%	2.10%	2.50%
Expected volatility	59.60%	60.40%	71.20%
Expected term (in years)	6 years 2 months 12 days	6 years 7 months 6 days	7 years 7 months 6 days
Series B Preferred Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of preferred stock	$ 28.45	$ 14.59	$ 5.24
Series C Preferred Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of preferred stock	$ 28.45	$ 14.65	$ 6.10